Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Pension Expected Future Benefit Payments [Line Items]
2014	$ 128
2015	248
2016	115
2017	147
2018	226
2019 and thereafter	$ 788